Common Stock Warrants	12 Months Ended
Dec. 31, 2025
Common Stock Warrants [Abstract]
Common Stock Warrants

Note 9 — Common Stock Warrants

As of December 31, 2025, the Company has four classes of warrants totaling 17,536,750, consisting of 9,487,500 Public Warrants, 7,347,500 Private Placement Warrants, 569,250 Representative’s Warrants, and 132,500 HCW Warrants. Each warrant is exercisable into 1/75 of a share, but only whole shares of common stock can be issued.

	Exercise price	Expiration date	Number of shares underlying warrants
Public Warrants	$862.50	7/11/2030	126,500
Private Placement Warrants	$862.50	7/11/2030	97,966
Representative’s Warrants	$862.50	7/11/2030	7,590
HCW Warrants	$0.75	7/11/2030	1,766
			233,822

The following table summarizes the warrant activity for the year ended December 31, 2025:

	Number of common stock warrants	Weighted average exercise price	Average remaining contractual term (Years)	Aggregate intrinsic value
Outstanding January 1, 2025	—	$—	—	—
Assumption of warrants as part of reverse recapitalization	17,404,250	862.50
Issuance of warrants	1,032,500	0.75
Exercise of warrants	(900,000)	0.75
Outstanding December 31, 2025	17,536,750	$855.99	4.50	—

Prior to the Closing Date, the Company did not have any common stock warrants outstanding.

Northview Warrants

As part of Northview’s IPO, Northview issued the Public Warrants to third-party investors, where the exercise of 75 warrants entitled the holder to purchase one share of the Company’s common stock at an exercise price of $862.50 per whole share. Simultaneously with the closing of the IPO, Northview completed the private sale of 7,347,500 Private Placement Warrants where the exercise of 75 warrants entitled the holder to purchase one share of the Company’s common stock at an exercise price of $862.50 per whole share. Additionally, Northview granted underwriters 569,250 warrants where the exercise of 75 warrants entitled the holder to purchase one share of the Company’s common stock at an exercise price of $862.50 per whole share at the closing of the IPO. The shares underlying these common stock warrants have been adjusted for the Reverse Stock Split. No fractional shares are to be issued for the exercise of these Northview Warrants.

The Public Warrants became exercisable 30 days after the consummation of the Business Combination.

The Private Placement Warrants and Representative’s Warrants are non-redeemable in certain circumstances so long as they are held by the initial purchasers or their permitted transferees. The Private Placement and Representative’s Warrants may also be exercised by the initial purchasers or their permitted transferees for cash or on a cashless basis, but are otherwise similar to the Public Warrants underlying the Units sold in the IPO, as the Private Placement Warrants and Representative Share Warrants, along with the Common Stock issuable upon the exercise of the Private Placement Warrants and Representative Share Warrants also became transferable, assignable, or saleable 30 days after the completion of the Business Combination, which was during the period ended December 31, 2025.

The Public Warrants were initially classified as a derivative liability instrument. Upon the closing of the Business Combination, the Public Warrants in accordance with the guidance contained in ASC 815 are no longer precluded from equity classification as they meet the “own equity” scope exception in ASC 815-10-15-74(a), allowing these financial instruments to be classified as equity with no subsequent remeasurement. The Public Warrants are indexed to the Company’s Common Stock as they meet both steps in the criteria under ASC 815-40-15-7, as they are not contingently exercisable and they are now considered indexed to equity, as the contingent settlement provisions are no longer applicable subsequent to the Close. The Public Warrants strike price and the number of shares used to calculate the settlement amount are fixed, so the instrument can be considered indexed to an entity’s own stock (as the only variables that could affect the settlement amount would be inputs to the fair value of a fixed-for-fixed forward or option on equity shares).

The Private Warrants and Representative Warrants are not considered indexed to an entity’s own stock, and fails Step 2 of ASC 815-40-15-7. As such, the Company continues to recognize the Private Placement Warrants and Representative Share Warrants as liabilities at fair value as of the Closing Date, with an offsetting entry to additional paid-in capital and adjusts the carrying value of the instruments to fair value through other income (expense) on the consolidated statement of operations at each reporting period until they are exercised. See Note 4 for further detail.

HCW Warrants

HCW acted as Profusa’s financial advisor in connection with the Business Combination and received a transaction fee in connection therewith of $1,000,000, payable in cash and 132,500 warrants to acquire an aggregate of 1,766 shares of New Profusa Common Stock at an exercise price of $0.75 per share. The Company accounts for the HCW warrants in accordance with the guidance contained in ASC 815. Such guidance provides that the HCW warrants are not precluded from equity classification. Equity-classified contracts are initially measured at fair value. Subsequent changes in fair value are not recognized as long as the contracts continue to be classified in equity. The Company determined the initial fair value using a Black Scholes pricing model. The initial fair value was $0.3 million.

The fair value of the HCW Warrants was estimated using the following assumptions in the Black-Scholes option pricing model:

Expected volatility	84.1%
Risk-free interest rate	4.0%
Expected term (in years)	7
Expected dividend yield	—%

ELOC

On July 28, 2025, the Company entered into the Purchase Agreement and the ELOC Registration Rights Agreement with Ascent. Upon the terms and subject to the satisfaction of the conditions contained in the Purchase Agreement, from and after the Effective Date, the Company will have the right, in its sole discretion, to sell to Ascent up to $100.0 million of shares of its Common Stock, subject to certain limitations set forth in the Purchase Agreement, from time to time during the term of the Purchase Agreement. Sales of Common Stock by the Company to Ascent under the Purchase Agreement, and the timing of any such sales, are solely at the Company’s option, and the Company is under no obligation to sell any securities to Ascent under the Purchase Agreement. As of December 31, 2025, approximately $10.3 million in shares of its Common Stock was sold pursuant to the Purchase Agreement.

Under the Purchase Agreement, the Company has the right, but not the obligation, from time to time at its sole discretion for a period of up to 36 months, unless the Purchase Agreement is earlier terminated, to direct Ascent to purchase up to a specified maximum amount of shares of Common Stock in one or more purchases as set forth in the Purchase Agreement, by delivering a written notice, if any, to Ascent in accordance with the Purchase Agreement on any trading day we select.

As consideration for Ascent’s commitment to purchase shares of Common Stock at the Company’s direction upon the terms and subject to the conditions set forth in the Purchase Agreement, upon our execution of the term sheet relating to the Purchase Agreement, the Company issued Ascent warrants (the “ELOC Warrants”) to purchase up to 12,000 shares of Common Stock (the “ELOC Warrant Shares”). The ELOC Warrants have an exercise price of $0.75 per shares and can be cashless exercised. The warrants were equity classified prior to their exercise due to the terms of the warrant which was indexed to the Company’s own stock, settlement was in shares only, and the terms met the fixed-for-fixed condition (fixed number of shares for fixed price). These warrants were recorded at their fair value on grant date which was $0.9 million and were expensed to financing fees in accordance with U.S. GAAP accounting for standby equity purchase agreements (“SEPA”).

The fair value of the ELOC Warrants was estimated using the following assumptions in the Black-Scholes option pricing model:

Expected volatility	85.1%
Risk-free interest rate	4.0%
Expected term (in years)	5
Expected dividend yield	—%

The ELOC warrants were determined to not meet the Step 2 indexation criteria in ASC 815-40-15-7 and are therefore liability classified. Accordingly, issuance fees associated with the SEPA or ELOC, including warrant-related costs, are expensed upfront. The associated equity classified warrants were not remeasured after initial issuance, and as of December 31, 2025, these warrants were exercised and all 12,000 shares of common stock were issued, as adjusted for the Reverse Stock Split.

When the Company draws on the ELOC and issues shares, it recognizes the proceeds in equity. The amount recorded is based on the fair value of the shares issued or the cash received, whichever is more reliably measurable. The Company records the actual cash received for each draw, as this is clearly measurable and traceable.